Financial assets at fair value through other comprehensive income	12 Months Ended
Dec. 31, 2021
Financial assets at fair value through other comprehensive income [abstract]
Financial assets at fair value through other comprehensive income
14. Financial assets at fair value through other comprehensive income
The Group designated certain investments shown in the following table as equity securities at FVOCI. The FVOCI designation was made because the investments are expected to be held in the long term for strategic purposes.
None of these strategic investments was disposed of during the year ended December 31, 2021, and there were no transfers of any cumulative gain or loss within equity relating to these investments.
14.1. Debt securities

	December 31, 2021	December 31, 2020
BCRA Liquidity Bills	107,693,328	135,681,602
Government securities	53,372,170	45,966,011
Financial assets pledged as collateral	4,614,463	10,475,296
Private securities - Corporate bonds	1,359,517	393,822

TOTAL	167,039,478	192,516,731

14.2. Equity instruments

	December 31, 2021	December 31, 2020
Banco Latinoaméricano de Exportaciones S.A.	34,553	41,081
Others	1,530	1,937

TOTAL	36,083	43,018